Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NewGenIVF GROUP LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001981662
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42004
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	36/39-36/40, 13th Floor, PS TowerSukhumvit 21 Road (Asoke)
Entity Address, Address Line Two	Khlong Toei Nuea Sub-district
Entity Address, Address Line Three	Watthana District
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10110
Entity Address, Country	TH
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	1/F, Pier 2, Central
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	999077
Entity Address, Country	HK
Contact Personnel Name	Mr. Wing Fung Alfred Siu
City Area Code	+1 (212)
Local Phone Number	537-4406
Contact Personnel Email Address	Newgenivf.IR@icrinc.com
Auditor 2022
Document Information Line Items
Auditor Firm ID	1171
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Class A ordinary shares, no par value per share
Document Information Line Items
Trading Symbol	NIVF
Title of 12(b) Security	Class A ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Document Information Line Items
Trading Symbol	NIVFW
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,715,152
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1